Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2021

LDT-QTLY-0621
1.950976.108

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	3,690,170	$115,908,240
Liberty Global PLC Class C (a)	1,945,864	52,655,080
Verizon Communications, Inc.	3,938,280	227,593,201
		396,156,521
Entertainment - 1.5%
The Walt Disney Co. (a)	884,021	164,445,586
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (a)	102,508	241,252,578
Facebook, Inc. Class A (a)	116,637	37,916,356
		279,168,934
Media - 1.7%
Comcast Corp. Class A	1,245,604	69,940,665
Interpublic Group of Companies, Inc.	2,087,494	66,277,935
Omnicom Group, Inc.	753,654	61,995,578
		198,214,178

TOTAL COMMUNICATION SERVICES		1,037,985,219

CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.8%
Aptiv PLC (a)	637,900	91,787,431
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp. (a)	1,501,600	91,988,016
Marriott International, Inc. Class A	726,500	107,899,780
		199,887,796
Household Durables - 0.6%
Lennar Corp. Class A	681,500	70,603,400
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	788,800	90,633,120
Specialty Retail - 3.8%
Best Buy Co., Inc.	832,600	96,806,402
Burlington Stores, Inc. (a)	273,990	89,411,157
The Home Depot, Inc.	511,500	165,557,205
Ulta Beauty, Inc. (a)	241,460	79,524,851
		431,299,615

TOTAL CONSUMER DISCRETIONARY		884,211,362

CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	95,700	22,998,624
Diageo PLC	278,677	12,510,205
Keurig Dr. Pepper, Inc. (b)	786,000	28,178,100
Monster Beverage Corp. (a)	136,600	13,257,030
PepsiCo, Inc.	200,000	28,832,000
The Coca-Cola Co.	1,593,000	85,990,140
		191,766,099
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	138,800	6,200,196
Costco Wholesale Corp.	32,000	11,906,880
Walgreens Boots Alliance, Inc.	398,100	21,139,110
Walmart, Inc.	769,771	107,698,661
		146,944,847
Food Products - 1.0%
Bunge Ltd.	53,000	4,474,260
General Mills, Inc.	296,800	18,063,248
Lamb Weston Holdings, Inc.	88,100	7,092,050
Mondelez International, Inc.	1,529,552	93,012,057
		122,641,615
Household Products - 1.7%
Colgate-Palmolive Co.	149,200	12,040,440
Kimberly-Clark Corp.	198,000	26,397,360
Procter & Gamble Co.	1,099,172	146,651,528
Reynolds Consumer Products, Inc.	169,700	4,975,604
The Clorox Co.	21,400	3,905,500
		193,970,432
Tobacco - 1.0%
Altria Group, Inc.	571,900	27,308,225
Philip Morris International, Inc.	892,646	84,801,370
		112,109,595

TOTAL CONSUMER STAPLES		767,432,588

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Cenovus Energy, Inc. (Canada)	9,939,947	77,391,118
Cheniere Energy, Inc. (a)	1,252,600	97,101,552
Exxon Mobil Corp.	2,895,000	165,709,800
Hess Corp.	1,106,900	82,475,119
Marathon Petroleum Corp.	984,500	54,787,425
Royal Dutch Shell PLC Class A (United Kingdom)	4,053,366	76,269,248
		553,734,262
FINANCIALS - 21.0%
Banks - 8.1%
Bank of America Corp.	6,072,500	246,118,425
Citigroup, Inc.	844,300	60,147,932
Citizens Financial Group, Inc.	783,900	36,278,892
Comerica, Inc.	446,200	33,536,392
First Horizon National Corp.	2,092,700	38,275,483
JPMorgan Chase & Co.	1,076,700	165,607,227
PNC Financial Services Group, Inc.	313,300	58,571,435
Societe Generale Series A	1,286,600	36,600,165
Wells Fargo & Co.	5,808,900	261,690,945
		936,826,896
Capital Markets - 4.4%
Bank of New York Mellon Corp.	3,277,300	163,471,724
BlackRock, Inc. Class A	176,400	144,524,520
Cboe Global Markets, Inc.	189,500	19,778,115
Morgan Stanley	1,712,600	141,375,130
Virtu Financial, Inc. Class A	1,225,798	36,320,395
		505,469,884
Consumer Finance - 4.3%
American Express Co.	915,600	140,407,260
Capital One Financial Corp.	2,371,900	353,602,850
		494,010,110
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	426,000	117,128,700
Voya Financial, Inc.	1,090,500	73,957,710
		191,086,410
Insurance - 2.5%
American International Group, Inc.	1,225,676	59,384,002
Hartford Financial Services Group, Inc.	1,593,200	105,087,472
The Travelers Companies, Inc.	797,464	123,335,782
		287,807,256

TOTAL FINANCIALS		2,415,200,556

HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	619,800	74,425,584
Becton, Dickinson & Co.	316,400	78,723,484
Boston Scientific Corp. (a)	888,800	38,751,680
Danaher Corp.	579,700	147,209,018
Medtronic PLC	797,764	104,443,263
Stryker Corp.	95,200	25,002,376
		468,555,405
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	83,900	10,135,120
Cardinal Health, Inc.	296,100	17,866,674
Cigna Corp.	313,500	78,064,635
CVS Health Corp.	617,236	47,156,830
HCA Holdings, Inc.	81,300	16,346,178
Humana, Inc.	106,700	47,507,108
Laboratory Corp. of America Holdings (a)	130,600	34,722,622
UnitedHealth Group, Inc.	189,900	75,732,120
		327,531,287
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	22,300	14,051,899
Thermo Fisher Scientific, Inc.	204,500	96,162,035
		110,213,934
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	970,000	60,547,400
Catalent, Inc. (a)	200,700	22,572,729
Johnson & Johnson	1,208,306	196,627,635
Merck & Co., Inc.	160,000	11,920,000
Pfizer, Inc.	2,819,536	108,975,066
		400,642,830

TOTAL HEALTH CARE		1,306,943,456

INDUSTRIALS - 13.5%
Aerospace & Defense - 3.7%
General Dynamics Corp.	488,328	92,894,635
Northrop Grumman Corp.	206,974	73,359,865
Raytheon Technologies Corp.	1,727,674	143,811,584
The Boeing Co. (a)	506,279	118,626,232
		428,692,316
Air Freight & Logistics - 0.8%
FedEx Corp.	301,309	87,473,016
Construction & Engineering - 0.9%
AECOM (a)	1,633,203	108,493,675
Electrical Equipment - 1.4%
Sensata Technologies, Inc. PLC (a)	2,703,146	156,079,650
Industrial Conglomerates - 1.4%
General Electric Co.	10,442,480	137,005,338
Honeywell International, Inc.	124,363	27,737,924
		164,743,262
Machinery - 1.5%
Caterpillar, Inc.	754,708	172,156,442
Marine - 0.5%
Kirby Corp. (a)	817,286	52,061,118
Professional Services - 1.8%
CACI International, Inc. Class A (a)	58,900	15,011,254
Nielsen Holdings PLC	7,697,995	197,453,572
		212,464,826
Road & Rail - 1.0%
Norfolk Southern Corp.	406,819	113,600,138
Trading Companies & Distributors - 0.5%
Univar, Inc. (a)	2,413,600	56,357,560

TOTAL INDUSTRIALS		1,552,122,003

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 2.5%
Cisco Systems, Inc.	4,239,961	215,856,415
F5 Networks, Inc. (a)	390,961	73,015,876
		288,872,291
IT Services - 3.9%
Amdocs Ltd.	1,930,956	148,181,563
Fiserv, Inc. (a)	908,859	109,172,143
GoDaddy, Inc. (a)	715,600	62,128,392
IBM Corp.	917,628	130,193,061
		449,675,159
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	1,317,308	75,784,729
Software - 1.8%
Check Point Software Technologies Ltd. (a)	401,000	46,840,810
NortonLifeLock, Inc.	3,144,881	67,960,878
SS&C Technologies Holdings, Inc.	1,205,839	89,497,371
		204,299,059

TOTAL INFORMATION TECHNOLOGY		1,018,631,238

MATERIALS - 4.4%
Chemicals - 2.3%
Huntsman Corp.	1,506,200	43,182,754
Olin Corp.	3,799,751	163,503,286
The Chemours Co. LLC	1,942,500	58,663,500
		265,349,540
Construction Materials - 0.4%
Eagle Materials, Inc.	305,400	42,187,956
Containers & Packaging - 1.2%
Crown Holdings, Inc.	895,300	98,303,940
O-I Glass, Inc. (a)	2,373,700	39,142,313
		137,446,253
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,622,700	61,192,017

TOTAL MATERIALS		506,175,766

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Corporate Office Properties Trust (SBI)	797,977	22,375,275
Digital Realty Trust, Inc.	261,400	40,336,634
Douglas Emmett, Inc.	718,300	24,091,782
Invitation Homes, Inc.	2,167,300	75,985,538
Mid-America Apartment Communities, Inc.	566,800	89,174,644
Prologis (REIT), Inc.	597,063	69,575,751
Welltower, Inc.	933,300	70,025,499
Weyerhaeuser Co.	1,392,300	53,979,471
		445,544,594
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	3,686,100	62,663,700

TOTAL REAL ESTATE		508,208,294

UTILITIES - 5.0%
Electric Utilities - 3.1%
Edison International	1,227,200	72,957,040
Exelon Corp.	2,050,700	92,158,458
FirstEnergy Corp.	1,580,400	59,928,768
PG&E Corp. (a)	5,954,948	67,410,011
Southern Co.	903,800	59,804,446
		352,258,723
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	3,217,700	89,516,414
Vistra Corp.	2,662,133	44,910,184
		134,426,598
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	3,466,600	84,897,034

TOTAL UTILITIES		571,582,355

TOTAL COMMON STOCKS
(Cost $7,848,683,400)		11,122,227,099

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.04% (c)	307,015,575	307,076,978
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	14,335,366	14,336,800
TOTAL MONEY MARKET FUNDS
(Cost $321,412,917)		321,413,778

Equity Funds - 0.5%
Domestic Equity Funds - 0.5%
iShares Russell 1000 Value Index ETF
(Cost $52,661,507)	406,372	64,023,909
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $8,222,757,824)		11,507,664,786
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(26,865,290)
NET ASSETS - 100%		$11,480,799,496

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,617
Fidelity Securities Lending Cash Central Fund	4,220
Total	$35,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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